GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the year ended December 31, 2016 are as follows:

Balance as of January 1, 2015	$19,377

Foreign currency translation adjustments	(286)

Balance as of December 31, 2015	19,091

Foreign currency translation adjustments	(686)

Balance as of December 31, 2016	18,405